Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations	$ (64,453)	$ (17,579)	$ (10,905)
Net loss from discontinued operations			(994)
Net loss	(64,453)	(17,579)	(11,899)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision (Reversal) for credit losses	1,314	(4,112)	25,981
Depreciation	4,503	4,114	5,078
Amortization of right-of-use assets	775	754	619
Share-based compensation of subsidiary	1,495	1,519	1,599
Share-based compensation of the Group	62,040	9,776
(Gain)/Loss on disposal of property, software and equipment	4	(27)
Deferred income tax (benefit) expense	1,235	701	(1,951)
Fair value changes of warrant liabilities	286	629
Financing expense related to issuance of GEM Warrants	607	377
Changes in operating assets and liabilities:
Accounts receivable	(22,710)	30,822	(32,640)
Prepaid expenses and other current assets	(6,740)	(55,908)	(3,850)
Accounts payable	31,345	3,140	(5,019)
Deferred revenue	(554)	(418)	1,858
Accrued expenses and other current liabilities	1,437	(288)	2,548
Tax payable	35	(621)	(280)
Operating lease liabilities	(691)	(680)	(615)
Amount due to related parties	1,913	150	1,485
Net cash (used in) provided by operating activities of continuing operations	11,841	(27,651)	(16,092)
Net cash used in operating activities of discontinued operations			(52)
Total net cash (used in) provided by operating activities	11,841	(27,651)	(16,144)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, software and equipment	(588)	(4,928)	(4,351)
Proceeds from disposal of property, software and equipment	43	54
Purchase of short-term investment	(21,636)	(518)
Proceeds from the redemption of short-term investment	21,657	4,719	149
Purchase of other non-current assets	(11,623)	(1,721)	(1,200)
Net cash used in investing activities of continuing operations	(12,147)	(2,394)	(5,402)
Net cash used in investing activities of discontinued operations			(517)
Total net cash used in investing activities	(12,147)	(2,394)	(5,919)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loan	105,870	104,506	122,249
Repayments of short-term loan	(102,993)	(93,970)	(111,103)
Repayments of payables to a related party	(1,699)	(10,000)
Proceeds from issuance of ordinary shares, net of issuance cost		18,468
Cash required on reverse recapitalization		68
Proceeds from Private Placement		21,737
Payment for offering cost related to Business Combination		(588)
Shares repurchase		(2,000)
Exercise of warrants		2,213
Repurchase of non-controlling interests	(4,129)		(510)
Net cash provided by (used in) financing activities of continuing operations	(2,951)	40,434	10,636
Net cash provided by financing activities of discontinued operations
Total net cash provided by (used in) financing activities	(2,951)	40,434	10,636
Effect of exchange rate changes	(826)	(711)	(2,573)
Net change in cash and restricted cash	(4,083)	9,678	(14,000)
Cash and restricted cash, beginning of the year	33,595	23,917	37,917
Cash and restricted cash, end of the year	29,512	33,595	23,917
Less: cash of discontinued operations at end of year
Cash and restricted cash at end of year for continuing operations	29,512	33,595	23,917
Reconciliation of cash and restricted cash to the consolidated balance sheets:
Cash	26,865	30,854	21,200
Restricted cash	2,647	2,741	2,717
Total cash and restricted cash	29,512	33,595	23,917
Supplemental disclosures of cash flow information:
Income tax paid	1,466	2,577	2,459
Interest expense paid	3,669	3,666	3,780
Supplemental disclosures of non-cash flow information:
Disposal of Shengda Group			23,222
Decrease of accrued expenses and other current liabilities due to vest of restricted shares	311	311	311
Property, software and equipment transferred from other non-current assets	9,877	3,728	12,150
Obtaining right-of-use assets in exchange for operating lease liabilities	103	1,702	972
Prepaid financing expense related to issuance of GEM Warrants	835	1,442
Repayments of payables to a related party (Note 18)	$ 4,504